[logo] PIONEER
       Investments(R)







                                                 April 6, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer International Value Fund (the "Fund")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of multiclass and Class R shares prospectuses and statement of additional information relating to the offering of the Fund's Class A, Class B, Class C and Class R shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 16 to the Fund's registration statement on Form N-1A filed with the Commission on April 1, 2004 (Accession No. 0000893660-04-000009).

        If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."